Microsoft Word 10.0.4219;PRO-3552-10
Nationwide Life Insurance Company:
o        Nationwide Variable Account-7
o        Nationwide Variable Account-9


                  Prospectus supplement dated June 24, 2005 to
                        Prospectus dated May 1, 2005 and
              Prospectus dated May 1, 2005 as amended June 1, 2005

--------------------------------------------------------------------------------
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

1. The following is added to the third paragraph under the section "The Fixed Account":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

2. The following is added to the second paragraph under the section "Capital Preservation Plus Option":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

3. The following sentence is added to the end of the subsection "Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option" under the section "Transfers Prior to Annuitization":

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.